COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Guarantees:

As of December 31, 2021 and 2020, the Company had credit lines of approximately $13,068 and $16,177, out of which $5,316 and $6,273 were utilized for bank performance guarantees, advance payment guarantees and bid bond guarantees from several banks, mainly in Israel and Canada.

b.	Legal proceedings:

The Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.

In February 2019, Magal Mexico (the Company’s former subsidiary whose shares were sold as part of the Integrated Solutions Division sale (see Note 1g)) initiated a dispute procedure with the Mexican tax authorities requesting the recognition of deduction of certain expenses as claimed by the former Mexican subsidiary in its annual tax filings. In July 2019, the tax authorities denied the former Mexican subsidiary position. On September 11, 2019, Magal Mexico filed a nullity claim (administrative trial) against the resolution of the Mexican Internal Revenue Service (Servicio de Administración Tributaria) that had requested the former subsidiary to correct its tax situation on virtue that certain invoices did not produce any legal effect. The claim was admitted and resolved in favor of the former subsidiary, on August 5, 2020. This resolution was then challenged by the tax authority, through a motion of review before the Collegiate Courts of Circuit; which resolved the appeal by the tax authority unfavorably to the former Mexican subsidiary, on June 4, 2021. The Collegiate Court had confirmed the legality of the tax resolution and had directed the lower court to issue a similar resolution which was issued on July 2, 2021, whereby the lower court had ruled in favor of the Tax Authority.

On September 21, 2021, the former Mexican subsidiary appealed the resolution by the lower court before the Collegiate Courts of Circuit, in October 2021, the Collegiate Court admitted the appeal, however, on March 14, 2022, the Court notified the resolution whereby it ruled in favor of the Tax Authority, deciding to confirm the challenged resolution. On March 25, 2022, the former Mexican subsidiary appealed the Collegiate Court's decision before the Mexican Supreme Court of Justice.

Under the Purchase Agreement of the Integrated Solutions division of February 7, 2021, the Company is financially liable for the outcome of this dispute and thus required to indemnify Aeronautics Ltd. per the final tax resolution in this matter, as such, a provision was recognized as part of the transaction (see Note 1g).

c.	Royalty commitments to the Innovation Authority (formerly the Office of the Chief Scientist) of the Israeli Ministry of Economy, or Innovation Authority:

Under the research and development agreements between the Company and the Innovation Authority, the Company is required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the Innovation Authority and ancillary services, up to an amount equal to 100% of the Innovation Authority research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required.

On June 30, 2021, upon closing of the Company's Integrated Solutions Division sale to Aeronautics Ltd., the Company's rights and obligations concerning some of its Innovation Authority grants were assumed by Aeronautics Ltd. As of December 31, 2021, the Company had remaining contingent obligations to pay approximately $600 in royalties not assumed by Aeronautics Ltd. The company's said obligations are contingent upon the unlikely event of future revenues associated with the technologies developed under the said grants.